                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 002-87910
                                                              File No. 811-03910

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.                                         / /
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         Post-Effective Amendment No.                42                      /X/
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

         Amendment No.                               43
                                                  ---------

                             VOYAGEUR TAX FREE FUNDS
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               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
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               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
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                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                             January 3, 2007

It is proposed that this filing will become effective:

    /X/     immediately upon filing pursuant to paragraph (b)
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    / /     on (date) pursuant to paragraph (b)
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    / /     60 days after filing pursuant to paragraph (a) (1)
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    / /     on (date) pursuant to paragraph (a)(1)
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    / /     75 days after filing pursuant to paragraph (a) (2)
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    / /     on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate:

   / /      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 42 to Registration File No. 002-87910 includes the following:

          1.   Facing Page

          2.   Contents Page

          3.   Part A - Prospectus (1)

          4.   Part B - Statement of Additional Information (1)

          5.   Part C - Other Information (2)

          6.   Signatures

          7.   Exhibits

This  Post-Effective  Amendment  relates  to the  Class A, B and C shares of the
Registrant's one series of shares, Delaware Tax-Free Minnesota Fund.

          (1)  The   Registrant's   Prospectus   and   Statement  of  Additional
               Information are incorporated into this filing by reference to the electronic  filing  of  Post-Effective  Amendment  No.  32 to the
               Registration  Statement  on Form N-1A of Voyageur  Mutual  Funds,
               File No. 033-63238, filed January 3, 2007.

          (2)  Items 26 and 27 to Part C are  incorporated  into this  filing by reference to the electronic  filing of  Post-Effective  Amendment
               No. 32 to the  Registration  Statement  on Form N-1A of  Voyageur
               Mutual Funds, File No. 033-63238, filed January 3, 2007.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 33 filed August 16, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed August 16, 1999.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 40 filed October 31, 2005.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of the Agreement and Declaration of Trust  incorporated into this filing by reference to Post-Effective  Amendment No. 33 filed August 16, 1999.

               (2)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 40 filed October 31, 2005.

          (d)  Investment  Advisory Contracts.  Executed  Investment  Management
               Agreement  (November 1, 1999) between Delaware Management Company
               (a  series  of  Delaware   Management  Business  Trust)  and  the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 35 filed October 30, 2000.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed   Distribution   Agreement  (April  19,  2001)
                         between Delaware Distributors,  L.P. and the Registrant
                         on behalf of the Fund  incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  36 filed
                         October 31, 2001.

                    (ii) Form  of   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement  between  Lincoln
                         Financial Distributors, Inc. and Delaware Distributors,
                         L.P.  on behalf of the  Registrant  attached as Exhibit
                         No. EX-99.e.1.ii.

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 37 filed
                    November 18, 2002.

               (3)  Vision  Mutual Fund  Gateway(R)  Agreement  (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 37 filed November 18, 2002.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 37 filed November 18, 2002.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 39 filed
                    December 3, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Amended  and  Restated  Mutual  Fund  Custody  and  Services
                    Agreement  (May 2002)  between  Mellon  Bank,  N.A.  and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 37 filed November 18, 2002.

               (2)  Executed  Amendment  (November  28, 2003) to the Amended and
                    Restated   Mutual  Fund  Custody  and   Services   Agreement
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 39 filed December 3, 2004.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on
                    behalf  of  the  Fund   incorporated  into  this  filing  by
                    reference to  Post-Effective  Amendment No. 36 filed October
                    31, 2001.

                    (i)  Executed   Schedule  B   (December   1,  2006)  to  the
                         Shareholder  Services Agreement attached as Exhibit No.
                         EX-99.h.1.i.

                    (ii) Executed  Amendment  Letter  (August  23,  2002) to the
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 38
                         filed October 31, 2003.

               (2)  Executed Fund Accounting Agreement (August 19, 1996) between
                    Delaware Service Company,  Inc. and the Registrant on behalf of the Fund  incorporated  into this filing by  reference to
                    Post-Effective Amendment No. 29 filed August 28, 1997.

                    (i)  Executed   Schedule  B  (May  19,   2005)  to  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 40 filed October 31, 2005.

                    (ii) Executed Amendment No. 31 (August 31, 2006) to Schedule
                         A to the  Delaware  Investments  Family  of Funds  Fund
                         Accounting  Agreement  incorporated into this filing by
                         reference to Form N-14 filed September 1, 2006.

               (3)  Form  of  Investment   Advisory  Expense  Limitation  Letter
                    (December  2006)  between  Delaware  Management  Company  (a
                    series  of   Delaware   Management   Business   Trust)   and
                    Registrant,  on behalf of the Fund  attached  as Exhibit No.
                    EX-99.h.3.

          (i)  Legal  Opinion.  Opinion and Consent of Counsel  (August 5, 1999)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 33 filed August 16, 1999.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting  Firm  (January  2,  2007)  attached  as  Exhibit  No.
               EX-99.j.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial   Capital   Agreements.   Letter  of  Investment   Intent
               incorporated  into this filing by  reference to Form N-1 filed on
               November 14, 1983.

          (m)  Rule 12b-1  Plans.  Plans under Rule 12b-1  (April 19,  2001) for
               Class  A,  B  and C  Shares  incorporated  into  this  filing  by reference to  Post-Effective  Amendment  No. 36 filed October 31,
               2001.

          (n)  Rule  18f-3  Plan.  Plan  under Rule  18f-3  (October  31,  2005)
               incorporated  into this  filing by  reference  to Form N-14 filed
               September 1, 2006.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006)  incorporated  into this filing by reference to Form N-14 filed  September  1, 2006.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.) (February 2006)  incorporated into this filing by reference  to Form N-14 filed  September
                    1, 2006.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005)  incorporated  into this filing by reference to Form N-14 filed September 1, 2006.

          (q)  Other. Powers of Attorney (November 15, 2006) attached as Exhibit
               No. EX-99.q.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.   Article VI of the Amended and Restated By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 40 filed October 31, 2005.

Item 26.  Business  and  Other  Connections of Investment Adviser.  Incorporated
          into this filing by reference to  Post-Effective  Amendment  No. 32 to the Registration Statement on Form N-1A of Voyageur Mutual Funds, File
          No. 033-63238, filed January 3, 2007.

Item 27.  Principal Underwriters.  Incorporated into this filing by reference to
          Post-Effective  Amendment No. 32 to the Registration Statement on Form
          N-1A of Voyageur Mutual Funds,  File No.  033-63238,  filed January 3,
          2007.

Item 28.  Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a) of the  Investment  Company Act of 1940
          and the rules under that section are maintained at 2005 Market Street,
          Philadelphia,  PA  19103-7094  and 430 W. 7th Street,  Kansas City, MO
          64105.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on  this  3rd day of
January, 2007.

                                  VOYAGEUR TAX FREE FUNDS

                                  By:         /s/ Patrick P. Coyne
                                                  Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                      Title                           Date
------------------------------ --------------------------------- -----------------

/s/ Patrick P. Coyne           Chairman/President/Chief          January 3, 2007
Patrick P. Coyne               Executive Officer (Principal
                               Executive Officer) and Trustee

Thomas L. Bennett       *      Trustee                           January 3, 2007
Thomas L. Bennett

John A. Fry             *      Trustee                           January 3, 2007
John A. Fry

Anthony D. Knerr        *      Trustee                           January 3, 2007
Anthony D. Knerr

Lucinda S. Landreth     *      Trustee                           January 3, 2007
Lucinda S. Landreth

Ann R. Leven            *      Trustee                           January 3, 2007
Ann R. Leven

Thomas F. Madison       *      Trustee                           January 3, 2007
Thomas F. Madison

Janet L. Yeomans        *      Trustee                           January 3, 2007
Janet L. Yeomans

J. Richard Zecher       *      Trustee                           January 3, 2007
J. Richard Zecher

Richard Salus           *      Senior Vice President/Chief       January 3, 2007
Richard Salus                  Financial Officer (Principal
                               Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                            (Voyageur Tax Free Funds)

Exhibit No.         Exhibit
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EX-99.e.1.ii        Form  of  Third  Amended and Restated Financial Intermediary
                    Distribution    Agreement    between    Lincoln    Financial
                    Distributors, Inc. and Delaware Distributors, L.P. on behalf of the Registrant

EX-99.h.1.i         Executed  Schedule  B  (December 1, 2006) to the Shareholder
                    Services Agreement

EX-99.h.3           Form   of  Investment  Advisory  Expense  Limitation  Letter
                    (December  2006)  between  Delaware  Management  Company  (a
                    series  of   Delaware   Management   Business   Trust)   and
                    Registrant, on behalf of the Fund

EX-99.j             Consent  of  Independent  Registered  Public Accounting Firm
                    (January 2, 2007)

EX-99.q             Powers of Attorney (November 15, 2006)